Stock-Based Compensation (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020 [2]	Dec. 31, 2019
Weighted-average volatility		[1]	80.00%	55.00%
Expected dividends		[1]	0.00%	0.00%
Expected term (in years)	[1]	0 years
Risk-free interest rate	[1]
Minimum [Member]
Expected term (in years)			1 year	5 years
Risk-free interest rate			0.15%	1.98%
Maximum [Member]
Expected term (in years)			5 years	10 years
Risk-free interest rate			0.40%	2.64%

[1]	No new grants issued for the period ended March 31, 2021.
[2]	No new grants issued in 2020 prior to the Merger Transaction. These assumptions relate to option modifications in 2020.